PROVISIONS - Provisions by Type (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions	$ 3,114	$ 2,904
Environmental rehabilitation (“PER”)
Disclosure of other provisions [line items]
Provisions	2,922	2,726
Post-retirement benefits
Disclosure of other provisions [line items]
Provisions	43	42
Share-based payments
Disclosure of other provisions [line items]
Provisions	26	26
Other employee benefits
Disclosure of other provisions [line items]
Provisions	19	22
Other
Disclosure of other provisions [line items]
Provisions	$ 104	$ 88